Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions and Dispositions [Abstract]
Schedule of net income attributable to Company and transfers to noncontrolling interest
The following table discloses the effects of changes in the Company's ownership interests in subsidiaries on the Company's equity.

	Years Ended December 31
(In thousands)	2014	2013	2012
Net loss attributable to the Company	$(22,171)	$(232,848)	$(259,808)
Net increase in the Company's paid-in capital for changes to noncontrolling interest	—	711	—
Change from net loss attributable to the Company and changes to noncontrolling interest	$(22,171)	$(232,137)	$(259,808)

Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
The carrying amounts of the remaining assets and liabilities that were aggregated in the captions, Assets held-for-sale and Liabilities of assets held-for-sale, respectively, on the Consolidated Balance Sheet at December 31, 2013 were as follows:

(In thousands)	December 31 2013	(In thousands)	December 31 2013
Assets held-for-sale:		Liabilities of assets held-for-sale:
Cash and cash equivalents	$1,290	Accounts payable	$4,143
Trade accounts receivable, net	28,471	Accrued compensation	4,618
Due from unconsolidated affiliate	65,728	Income taxes payable	1,105
Inventories	5,898	Insurance liabilities - current portion	21
Other current assets	2,129	Due to unconsolidated affiliate	97,079
Property, plant and equipment, net	10,343	Other current liabilities	2,210
Other assets	109
	$113,968		$109,176